General (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
General [Abstract]
Operating segments	2
Cash and cash equivalents	$ 10,872	$ 3,290	$ 3,828	$ 11,017
Cash provided by operating activities	$ 4,727	$ (8,051)	$ (9,106)